Income Taxes - Schedule of Income (Loss) Before Income Taxes, Income Tax (Expense) Benefit and Effective Income Tax Rates (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 39,574	$ 1,444	$ 70,323	$ (19,051)	$ (13,399)	$ (10,707)
Income tax (expense) benefit	$ (3,217)	$ 75	$ (10,149)	$ 4,645	$ 5,005	$ (3,013)
Effective income tax rate	8.10%	5.20%	14.40%	24.40%